Schedule of taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfTaxesPayableLineItems [Line Items]
Current liabilities	R$ 1,272,613	R$ 954,059
Current liabilities	1,012,116	952,689
Current liabilities	260,497	1,370
Domestic member | I p i member
DisclosureOfTaxesPayableLineItems [Line Items]
Current liabilities	131,290	125,338
Domestic member | I c m s member
DisclosureOfTaxesPayableLineItems [Line Items]
Current liabilities	485,302	403,422
Domestic member | P i s and c o f i n s member
DisclosureOfTaxesPayableLineItems [Line Items]
Current liabilities	33,516	284,944
Domestic member | Other member
DisclosureOfTaxesPayableLineItems [Line Items]
Current liabilities	46,117	43,560
Other countries member
DisclosureOfTaxesPayableLineItems [Line Items]
Current liabilities	1,272,613	954,059
Other countries member | Other member
DisclosureOfTaxesPayableLineItems [Line Items]
Current liabilities	346,817	80,768
Other countries member | Value added tax member
DisclosureOfTaxesPayableLineItems [Line Items]
Current liabilities	R$ 229,571	R$ 16,027